1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

MassRoots, Inc. (“MassRoots” or the “Company”) has created a technology platform for the cannabis industry focused on enabling users to share their cannabis content, follow their favorite dispensaries, and stay connected with the legalization movement. The Company was incorporated in the State of Delaware on April 26, 2013.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for annual financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the condensed consolidated financial statements of the Company as of September 30, 2017 and for the three and nine months ended September 30, 2017 and 2016. The results of operations for the three and nine months ended September 30, 2017 are not necessarily indicative of the operating results for the full year ending December 31, 2017, or any other period.  These interim condensed consolidated financial statements should be read in conjunction with the financial statements and related disclosures of the Company as of December 31, 2016 and for the year then ended, which were filed with the Securities and Exchange Commission on Form 10-K on March 31, 2017.

Acquisitions

DDDigtal Inc.

On December 15, 2016, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Whaxy Inc., a wholly-owned subsidiary of the Company (“Merger Subsidiary”), DDDigtal Inc., a Colorado corporation (“DDDigtal”), Zachary Marburger, an individual acting solely in his capacity as Stockholder Representative, and all of the stockholders of DDDigtal. Pursuant to the Merger Agreement, the parties agreed to merge Merger Subsidiary with and into DDDigtal, whereby DDDigtal survived as a wholly-owned subsidiary of MassRoots (the “Merger”).

On January 25, 2017 (the “Effective Date”), the Merger was completed and became effective upon the filing of certificates of merger with the respective Secretary of State of the States of Delaware and Colorado, in such forms as required by, and executed in accordance with, the relevant provisions of the Delaware General Corporation Law and the Colorado Business Corporation Act.

Pursuant to the terms of the Merger Agreement, each share of DDDigtal’s common stock was to be exchanged for a number of shares of the Company’s common stock (or a fraction thereof), based on an exchange ratio, as ultimately calculated, equal to approximately 5.273-for-1, such that 1 share of the Company’s’ common stock was issued for every 5.273 shares of DDDigtal’s common stock.

On the Effective Date, the Company issued 2,926,830 shares of the Company’s common stock pro rata to all stockholders of DDDigtal (the “Share Consideration”) in exchange for all of their shares of DDDigtal’s common stock. At the same time, each share of the common stock of Merger Subsidiary was converted into and exchanged for one share of common stock of DDDigtal held by the Company, and all shares of DDDigtal common stock outstanding immediately prior to the Effective Date automatically cancelled and retired. DDDigtal continued as a surviving wholly-owned subsidiary of the Company, and Merger Subsidiary ceased to exist.

Also pursuant to the terms of the Merger Agreement, the Company paid cash consideration, in December 2016, of $40,000 to Zachary Marburger and $20,000 to Micah Davidson, as repayment of outstanding debts owed by DDDigtal to the individuals.

As a condition to the closing of the Merger, the Company hired Zachary Marburger as its Vice President of Strategy, and engaged Micah Davidson as a Senior Software Engineer. As a condition of Mr. Marburger’s employment and pursuant to the Merger Agreement, the Company will pay Mr. Marburger an additional $40,000 following the one-year anniversary of his constant employment with the Company.

A summary of consideration is as follows:

Cash (paid in December 2016)	$60,000
2,926,830 shares of the Company’s common stock	2,883,220
Liabilities assumed	40,140
Total purchase price	$2,983,360

The following summarizes the current estimates of fair value of assets acquired and liabilities assumed:

Cash	$8,672
Accounts receivable	3,583
Property and equipment	3,333
Goodwill	2,967,772
Assets acquired	$2,983,360

The above estimated fair value of the intangible assets is based on a preliminary purchase price allocation prepared by management. As a result, during the preliminary purchase price allocation period, which may be up to one year from the business combination date, we may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill.  After the preliminary purchase price allocation period, we record adjustments to assets acquired or liabilities assumed subsequent to the purchase price allocation period in our operating results in the period in which the adjustments were determined.

Pro forma Results

The following tables set forth the unaudited pro forma results of the Company as if the acquisition of DDDigtal had taken place on the first day of the periods presented. These combined results are not necessarily indicative of the results that may have been achieved had the companies been combined as of the first day of the periods presented.

	Three months ended September 30, 2017	Three months ended September 30, 2016
Total revenues	$11,516	$232,313
Net loss	(7,077,066)	(7,263,951)
Basic and diluted net loss per common share	$(0.07)	$(0.07)

	Nine months ended September 30, 2017	Nine months ended September 30, 2016
Total revenues	$289,130	$833,304
Net loss	(26,154,897)	(8,373,192)
Basic and diluted net loss per common share	$(0.28)	$(0.17)

Odava, Inc.

On July 5, 2017, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with MassRoots Compliance Technology, Inc., a wholly-owned subsidiary of the Company (“Merger Subsidiary”), Odava, Inc., a Delaware corporation (“Odava”), and Scott Kveton, an individual acting solely in his capacity as a stockholder representative (“Stockholder Representative”). Pursuant to the Merger Agreement, the parties agreed to merge Merger Subsidiary with and into Odava, whereby Odava survived as a wholly-owned subsidiary of MassRoots (the “Merger”).

On July 13, 2017 (the “Effective Date”), the Merger was completed and became effective upon the filing of a certificate of merger with the Secretary of State of the State of Delaware, in the form as required by and executed in accordance with Title 8, Section 251(c) of the Delaware General Corporation Law. A copy of the certificate of merger is filed as Exhibit 3.1 hereto, and is hereby incorporated by reference into this Item 2.01.

Pursuant to the terms of the Merger Agreement, each share of Odava’s common stock was to be exchanged for a number of shares of MassRoots’ Common Stock (or a fraction thereof), based on an exchange ratio, as ultimately calculated, equal to approximately 4.069-for-1, such that one share of MassRoots’ Common Stock was issued for approximately every 4.069 shares of Odava’s common stock.

On the Effective Date, the Company issued 3,250,000 shares of common stock pro rata to all stockholders of Odava (the “Share Consideration”) in exchange for all of their shares of Odava’s common stock. At the same time, shares of the common stock of Merger Subsidiary were converted into and exchanged for one share of common stock of Odava held by the Company, and all shares of Odava common stock outstanding immediately prior to the Effective Date automatically cancelled and retired. Odava continued as a surviving wholly-owned subsidiary of Massroots, and Merger Subsidiary ceased to exist.  In addition, the Company issued 2,600,000 shares of common stock to the founders of Odava in connection with the acquisition

Also pursuant to the terms of the Merger Agreement, MassRoots paid cash consideration of $30,000 to Scott Kveton and $5,000 to Steven Osborn, as repayment of outstanding debts at closing owed by Odava to the individuals.

As a condition to the closing of the Merger, the Company hired Scott Kveton as its new Director of Business Development, and Steven Osborn as its Principal Architect.

A summary of consideration is as follows:

Cash and costs incurred	$40,570
2,926,830 shares of the Company’s common stock	1,966,250
Total purchase price	$2,006,820

The following summarizes the current estimates of fair value of assets acquired and liabilities assumed:

Cash	$2,601
Goodwill	2,004,219
Assets acquired	$2,006,820

The above estimated fair value of the intangible assets is based on a preliminary purchase price allocation prepared by management. As a result, during the preliminary purchase price allocation period, which may be up to one year from the business combination date, we may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill.  After the preliminary purchase price allocation period, we record adjustments to assets acquired or liabilities assumed subsequent to the purchase price allocation period in our operating results in the period in which the adjustments were determined.

Pro forma results

The following tables set forth the unaudited pro forma results of the Company as if the acquisition of Odava had taken place on the first day of the periods presented. These combined results are not necessarily indicative of the results that may have been achieved had the companies been combined as of the first day of the periods presented.

	Three months ended September 30, 2017	Three months ended September 30, 2016
Total revenues	$11,516	$209,003
Net loss	(7,077,066)	(3,452,664)
Basic and diluted net loss per common share	$(0.07)	$(0.07)

	Nine months ended September 30, 2017	Nine months ended September 30, 2016
Total revenues	$289,130	$794,621
Net loss	(26,154,897)	(8,277,114)
Basic and diluted net loss per common share	$(0.28)	$(0.17)

The Company accounts for acquisitions in accordance with the provisions of Accounting Standards Codification (“ASC”) 805-Business Combinations (“ASC 805”). The Company assigns to all identifiable assets acquired a portion of the cost of the acquired company equal to the estimated fair value of such assets at the date of acquisition. The Company records the excess of the cost of the acquired company over the sum of the amounts assigned to identifiable assets acquired as goodwill.

The Company recorded goodwill in the aggregate amount of $4,971,991 as a result of the acquisitions of DDDitgal and Odava during the nine months ended September 30, 2017.

The Company accounts for and reports acquired goodwill under ASC subtopic 350-10, Intangibles-Goodwill and Other (“ASC 350-10”). In accordance with ASC 350-10, at least annually, the Company tests its intangible assets for impairment or more often if events and circumstances warrant. Any write-downs will be included in results from operations.